Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2022
Entity Registrant Name	dei_EntityRegistrantName	The Advisors’ Inner Circle Fund
Entity Central Index Key	dei_EntityCentralIndexKey	0000878719
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 29, 2023
Document Effective Date	dei_DocumentEffectiveDate	Dec. 29, 2023
Prospectus Date	rr_ProspectusDate	Mar. 01, 2023
ACADIAN EMERGING MARKETS PORTFOLIO
Prospectus [Line Items]	rr_ProspectusLineItems
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2025
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

The Advisors’ Inner Circle Fund

Acadian Emerging Markets Portfolio

(the “Fund”)

Supplement Dated December 29, 2023 to the Fund’s

Prospectus and Summary Prospectus,

each dated March 1, 2023

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and should be read in conjunction with the Prospectus and Summary Prospectus.

Acadian Asset Management LLC (“Acadian”), the Fund’s investment adviser, and the Trust, on behalf of the Fund, have entered into an expense limitation agreement (the “Acadian ELA”) pursuant to which Acadian has agreed to limit the Fund’s total annual operating expenses to 1.10% of the average daily net assets of each of the Fund’s share classes until March 1, 2025. The Acadian ELA is effective as of January 1, 2024 (the “Effective Date”).

Accordingly, as of the Effective Date, the Prospectus and Summary Prospectus are hereby amended and supplemented as follows:

1. In the “Fund Fees and Expenses” section of the Prospectus and Summary Prospectus, the “Annual Fund Operating Expenses” table and the “Example” are deleted and replaced with the following:

ACADIAN EMERGING MARKETS PORTFOLIO | Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.22%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.37%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.59%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.49%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.32%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 137
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	457
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	800
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,768
ACADIAN EMERGING MARKETS PORTFOLIO | Y Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.05%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.37%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.42%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.32%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	406
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	712
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,580
ACADIAN EMERGING MARKETS PORTFOLIO | I Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.37%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.37%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.27%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	386
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	681
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,519

[1]	Acadian Asset Management LLC (“Acadian” or the “Adviser”) has contractually agreed to waive or reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses (but excluding any class-specific expenses (including distribution and service (12b-1) Fees and Shareholder Servicing Fees), interest, taxes, brokerage commissions, acquired fund fees and expenses, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses not incurred in the ordinary course of said Fund’s business (including litigation expenses) (collectively, “excluded expenses”)) from exceeding 1.10% of the average daily net assets of each of the Fund’s share classes until March 1, 2025. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver or expense payment, and (ii) at the time of the reimbursement. This agreement may be terminated: (i) by the Trust, for any reason at any time, or (ii) by the Adviser, for any reason, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on March 1, 2025. This agreement terminates automatically upon the termination of the Adviser’s investment advisory agreement with the Trust, on behalf of the Fund.